As filed with the Securities and Exchange Commission on September 17, 2012
1933 Act Registration No. 033-70742
1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 142 /X/
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 144 /X/
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
Daniel R. Hayes, President
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Jill R. Whitelaw, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
2010 Main Street, Suite 500
Irvine, CA 92614
It is proposed that this filing will become effective:
/ X / immediately upon filing pursuant to paragraph (b)
/ / on ______________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on _______________ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Funds' prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 142 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 17th day of September, 2012.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Daniel R. Hayes Daniel R. Hayes President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on September 17, 2012.
Signature	Title
/s/ Daniel R. Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)
/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
*/s/ Michael D. Coughlin Michael D. Coughlin	Trustee
*/s/ Nancy J. Frisby Nancy J. Frisby	Trustee
*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee
*/s/ Gary D. Lemon Gary D. Lemon	Trustee
*/s/ Thomas D. Rath Thomas D. Rath	Trustee
*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee
*/s/ David H. Windley David H . Windley	Trustee
*By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact
*Pursuant to Powers of Attorney filed with this Registration Statement.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase